General and Administrative (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of General and Administrative Expense

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Salaries and benefits	$5,631	$5,387	$13,442	$11,104

Depreciation	320	347	620	684

Professional fees, audit and regulatory	2,648	1,919	4,499	3,505

Business travel	398	736	983	1,091

Business taxes	260	309	882	728

Insurance	492	368	985	882

Other	1,273	1,175	3,136	2,711

Total general and administrative	$11,022	$10,241	$24,547	$20,705